Exploration Licenses (Details) - Schedule of breakdown of exploration expenses - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Exploration expenses
Exploration labour	$ 1,537,668	$ 1,276,153
Marine cruise	20,991,091	14,820,008
Pilot Mining Test		11,666,666
Common Share options-based payments	28,611,554	200,355
Amortization	196,080	279,997
External consulting	2,951,367	2,132,430
Travel, workshop and other	448,276	812,384
Total	54,736,036	31,187,993
General [Member]
Exploration expenses
Exploration labour
Marine cruise
Pilot Mining Test
Common Share options-based payments
Amortization
External consulting		20,550
Travel, workshop and other
Total		20,550
DeepGreen Metals Inc. [Member]
Exploration expenses
Exploration labour			$ 2,780,734	$ 2,531,023
Marine cruise			27,993,088	28,159,778
Pilot Mining Test			11,666,666
Amortization			562,122	336,990
External consulting			4,168,599	5,416,958
Travel, workshop and other			876,848	1,107,919
Total			48,881,445	38,830,228
DeepGreen Metals Inc. [Member] | General [Member]
Exploration expenses
Exploration labour
Marine cruise
Pilot Mining Test
Common Share options-based payments
Amortization
External consulting	511		39,968	19,578
Travel, workshop and other
Total	511		39,968	19,578
DeepGreen Metals Inc. [Member] | NORI License [Member]
Exploration expenses
Exploration labour	846,167	748,548	1,557,966	1,635,858
Marine cruise	16,883,359	11,785,427	23,119,404	27,039,041
Pilot Mining Test		9,333,333	9,333,334
Common Share options-based payments	15,824,192	116,533
Amortization	193,846	277,870	555,740	336,990
External consulting	2,084,525	1,537,775	2,829,200	4,834,170
Travel, workshop and other	249,790	572,424	663,684	785,638
Total	36,081,879	24,371,910	38,508,733	35,400,872
DeepGreen Metals Inc. [Member] | Marawa Option [Member]
Exploration expenses
Exploration labour	353,119	384,537	721,940	895,165
Marine cruise	2,053,866	2,524,460	2,618,512	1,120,737
Pilot Mining Test		1,166,667	1,166,666
Common Share options-based payments	6,455,350	83,822
Amortization
External consulting	419,941	337,650	650,168	563,210
Travel, workshop and other	92,837	173,064	191,056	322,281
Total	9,375,113	4,670,200	$ 5,624,155	$ 3,409,778
DeepGreen Metals Inc. [Member] | TOML group [Member]
Exploration expenses
Exploration labour	338,382	143,068
Marine cruise	2,053,866	510,121
Pilot Mining Test		1,166,666
Common Share options-based payments	6,332,012
Amortization	2,234	2,127
External consulting	446,390	236,455
Travel, workshop and other	105,649	66,896
Total	$ 9,278,533	$ 2,125,333